Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016	Mar. 31, 2015
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		¥ 61,313	¥ 76,667
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		27,972	41,705
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		25,794	24,624
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		7,547	10,338
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		3,874	4,550
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,230	2,567
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		1,198	1,440
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		446	543
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		2,909	2,891
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		1,937	1,939
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		886	848
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		86	104
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	[1]	45,894	60,935
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	[1]	17,421	30,345
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	[1]	22,989	21,781
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	[1]	5,484	8,809
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		8,636	8,291
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		6,384	6,854
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		721	555
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		¥ 1,531	¥ 882

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.